Amortized Cost and Estimated Fair Values of Securities by Earlier of Contractual Maturity or Expected Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Available for sale:
Amortized Cost, Due in one year or less	$ 4,558	$ 4,567
Amortized Cost, Due after one year through five years	50,405	50,281
Amortized Cost, Due after five years through ten years	152,322	168,344
Amortized Cost, Due after ten years	25,985	23,493
Amortized Cost, Total	233,270	246,685	273,998
Estimated Fair Value, Due in one year or less	4,271	4,102
Estimated Fair Value, Due after one year through five years	50,335	49,617
Estimated Fair Value, Due after five years through ten years	147,189	157,876
Estimated Fair Value, Due after ten years	25,837	23,340
Estimated Fair Value, Total	227,632	234,935
Held to Maturity:
Carrying Value, Due in one year or less	0	0
Carrying Value, Due after one year through five years	9,696	6,957
Carrying Value, Due after five years through ten years	23,634	27,791
Carrying Value, Due after ten years	747	747
Carrying Value, Total	34,077	35,495
Estimated Fair Value, Due in one year or less	0	0
Estimated Fair Value, Due after one year through five years	9,756	6,725
Estimated Fair Value, Due after five years through ten years	23,887	27,067
Estimated Fair Value, Due after ten years	760	729
Estimated Fair Value, Total	$ 34,403	$ 34,521